Employee Benefit Plan, Master Trust (Narrative) (Details) - Interest-Bearing Cash - EBP, Unallocated [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-009 [ARSP]
EBP, Master Trust [Line Items]
EBP, Asset	$ 21,932	$ 25,210
EBP-43-1301883-011 [PRRSP]
EBP, Master Trust [Line Items]
EBP, Asset	$ 78	$ 122